Cover Page	12 Months Ended
Mar. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2021
Entity File Number	1-31402
Entity Registrant Name	CAE INC.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	8585 Côte-de-Liesse
Entity Address, City or Town	Saint-Laurent
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H4T 1G6
City Area Code	514
Local Phone Number	341-6780
Title of 12(b) Security	Common Shares
Trading Symbol	CAE
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Common shares	293,355,463
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001173382
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	111 Eighth Avenue, 13th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	894-8700
Contact Personnel Name	CT Corporation System